Income Taxes - Deferred tax assets and liabilities (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Accounts receivable-trade	¥ 13,485	¥ 13,485
Provision for bad debt	41,700	50,271
Goodwill		1,135
Other prepaid expenses-currently not deductible		54,235
Contract liability	154,950
Asset retirement obligation	58,543	39,013
Operating lease liability	505,601	563,660
Operating loss carryforwards	484,040	95,490
Other	60,392	51,485
Gross deferred tax assets	1,318,711	868,774
Valuation allowance	(125,376)	(42,395)
Total deferred tax assets	1,193,335	826,379
Deferred tax liabilities:
Property and equipment	(32,433)	(18,141)
Goodwill	(4,073)
Intangible assets	(15,285)	(6,485)
Right-of-use asset-operating lease	(483,437)	(560,336)
Deferred offering costs		(17,609)
Advances received	(1,311)	(1,303)
Other	(1,205)
Total deferred tax liabilities	(537,744)	(603,874)
Net deferred tax assets	655,591	222,505
Increase (decrease) in valuation allowance	¥ 82,981	¥ 3,355